Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Line Items]
Cost	$ 6,317,391	$ 4,594,800	$ 1,119,700
Accumulated Amortization	(1,422,698)	(1,049,472)	(150,435)
Balance	4,533,693	3,424,328
Balance	4,894,693	3,545,328	969,265
Easements
Intangible Assets [Line Items]
Cost	361,000	121,000	11,000
Balance	361,000	121,000	11,000
Customer relationships
Intangible Assets [Line Items]
Cost	4,016,706	2,594,300	706,300
Accumulated Amortization	(1,200,399)	(876,976)	(120,520)
Balance	2,816,307	1,717,324	585,780
Permits, licenses and lease acquisition costs
Intangible Assets [Line Items]
Cost	1,568,685	1,513,500	304,400
Accumulated Amortization	(90,842)	(70,330)	(14,748)
Balance	1,477,843	1,443,170	289,652
Noncompetition Agreements
Intangible Assets [Line Items]
Cost	150,000	145,000	70,000
Accumulated Amortization	(39,000)	(31,583)	(7,583)
Balance	111,000	113,417	62,417
Trademarks and Trade Names
Intangible Assets [Line Items]
Cost	55,000	55,000
Accumulated Amortization	(25,208)	(18,333)
Balance	29,792	36,667
Technology
Intangible Assets [Line Items]
Cost	138,000	138,000
Accumulated Amortization	(42,166)	(30,667)
Balance	95,834	107,333
Non-solicitation Agreements
Intangible Assets [Line Items]
Cost	28,000	28,000	28,000
Accumulated Amortization	(25,083)	(21,583)	(7,584)
Balance	$ 2,917	$ 6,417	$ 20,416